Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Cash gain (loss) on hedging recognized	$ 1	$ 20	$ (11)	$ 30